CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Convertible Notes
CONVERTIBLE NOTES

14. CONVERTIBLE NOTES

	December 31, 2022	December 31, 2021

Convertible notes-principal	$5,500,000	$-
Convertible notes-discount	(316,060)	-
Convertible notes-interest	366,667	-
Total	$5,550,607	$-

On January 6, 2022, the Company entered into a securities purchase agreement   with five “accredited investors” (the “Purchasers”), pursuant to which the Company agreed to sell to each of such Purchasers an unsecured convertible note with an original principal amount of $1,100,000 (the “Note”).

Each of the Notes bears interest at a rate of 10% per annum compounding daily. Each of the Note includes an original issue discount of $100,000.00 along with $4,000.00 for Purchasers’ fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Notes. Each of the Purchasers can convert his or her Note at any time after the six-month anniversary of the issuance date at a conversion price of the lower of (i) $0.50 or (ii) 80% of the lowest daily volume-weighted average price in the 20 trading days prior to the date on which the conversion price is measured (the “Market Price”).

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS